Transactions and balances with related parties (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jan. 04, 2022	Apr. 22, 2021
Transactions and balances with related parties
Share-based payment expenses (in Dollars)		$ 5,172	$ 6,692	$ 7,333
Voting interest					100.00%
Cash payments (in Dollars)		$ 19,420
Payment in equity instruments		1,339,000
Fair value amount (in Dollars)		$ 11,682
Amount paid (in Dollars)	$ 3,661
Post-acquisition compensation cost		892,000
Estimated transaction date (in Dollars)		$ 7,756
Share-based compensation recognized (in Dollars)		$ 365	$ 1,190	$ 3,286
Exercised warrants			4,816,282
Warrant shares			3,559,073
RSU
Transactions and balances with related parties
Restricted stock units, grant				1,620,869
ADS
Transactions and balances with related parties
Share options granted				400,000
Exercise price range (in Dollars per share)				$ 3.79
Purchase replaced shares				3,241,737
DeepCube
Transactions and balances with related parties
Voting interest						100.00%
Officer
Transactions and balances with related parties
Restricted stock units, grant			1,700,000
Share options granted			1,000,000
Officer | RSU
Transactions and balances with related parties
Restricted stock units, grant		1,500,000		1,770,000
Directors
Transactions and balances with related parties
Restricted stock units, grant			270,000
Directors | RSU
Transactions and balances with related parties
Restricted stock units, grant		266,000		285,000